Long Term Debt - Conversion Feature (Details) - USD ($)	1 Months Ended		2 Months Ended	12 Months Ended
	Nov. 30, 2017	Jul. 31, 2017	Feb. 28, 2017	Dec. 31, 2017
Debt instrument
Beneficial conversion feature				$ 12,119,584
Preferred stock - Series C-1
Debt instrument
Share price				$ 0.59808
January and February Notes
Debt instrument
Beneficial conversion feature			$ 2,956,166
July Notes
Debt instrument
Beneficial conversion feature		$ 4,935,246
November Notes
Debt instrument
Beneficial conversion feature	$ 5,150,000
November Notes | Preferred stock - Series C-1
Debt instrument
Share price	$ 0.72877